FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Capital Management (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Total equity	$ 40,237,000,000	$ 40,483,000,000	$ 44,108,000,000	$ 40,855,000,000
Net debt (including 21 and nil cash and debt classified as held for sale as of December 31, 2020 and 2019 respectively)	$ 6,380,000,000	$ 9,345,000,000
Gearing (in percent)	15.90%	23.10%
Cash and debt classified as held for sale	$ 21,000,000	$ 0